DISCLOSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Cash flows from operating activities		$ (15,161)	$ (15,929)	$ (11,693)
Cash flows from financing activities		$ 297	$ 814	$ 655
Non-adjusting events after reporting period [Member]
Statement Line Items [Line Items]
Cash flows from operating activities	$ 935
Cash flows from financing activities	$ 935